Intangible assets	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Intangible assets
13. Intangible assets

	Acquisition intangibles
	Customer relationships and distribution rights £m	Patents, technology and know- how £m	License fees £m	Trade names £m	Sub-total £m	Software £m	Internally developed technology £m	Patents and licenses £m	Total £m
Cost
At 1 January 2021	8.4	111.2	15.7	3.5	138.8	71.4	41.1	0.7	252.0

Additions	—	—	—	—	—	17.4	7.5	0.9	25.8
Acquisition	3.7	77.5	—	—	81.2	—	—	—	81.2
Exchange differences	0.1	0.5	0.1	0.1	0.8	—	0.1	—	0.9

At 31 December 2021	12.2	189.2	15.8	3.6	220.8	88.8	48.7	1.6	359.9

Additions	—	—	—	—	—	14.6	8.5	0.4	23.5
Acquisition	—	—	—	—	—	—	—	—	—
Transfer to asset held for sale	—	(21.6)	—	—	(21.6)	(0.8)	(5.2)	—	(27.6)
Exchange differences	1.0	18.5	0.6	0.3	20.4	0.2	0.5	—	21.1

At 31 December 2022	13.2	186.1	16.4	3.9	219.6	102.8	52.5	2.0	376.9

Accumulated amortization
At 1 January 2021	6.1	43.7	7.7	2.4	59.9	26.5	13.8	—	100.2
Charge for the year	1.0	6.9	1.1	0.1	9.1	8.9	2.4	0.5	20.9
Impairment	—	—	—	—	—	2.1	1.7	—	3.8
Exchange differences	(0.1)	0.3	0.1	0.1	0.4	0.1	0.3	—	0.8

At 31 December 2021	7.0	50.9	8.9	2.6	69.4	37.6	18.2	0.5	125.7

Charge for the year	1.0	14.5	1.3	0.1	16.9	6.1	3.0	0.4	26.4
Impairment	—	—	—	—	—	0.7	0.3	—	1.0
Transfer to asset held for sale	—	(9.4)	—	—	(9.4)	(0.1)	(2.3)	—	(11.8)
Exchange differences	0.6	5.7	0.6	0.3	7.2	0.1	0.4	—	7.7

At 31 December 2022	8.6	61.7	10.8	3.0	84.1	44.4	19.6	0.9	149.0

Carrying amount
At 31 December 2021	5.2	138.3	6.9	1.0	151.4	51.2	30.5	1.1	234.2
At 31 December 2022	4.6	124.4	5.6	0.9	135.5	58.4	32.9	1.1	227.9

Included in carrying amount—Assets under construction
At 31 December 2021	—	—	—	—	—	18.6	4.3	1.1	24.0
At 31 December 2022	—	—	—	—	—	14.7	8.4	1.0	24.1

Amortization of £12.0m (year ended 31 December 2021: £8.5m; six months ended 31 December 2020: £4.6m; year ended 30 June 2020: £8.2m) is included within Research and development expenses and £14.4m (year ended 31 December 2021: £12.4m; six months ended 31 December 2020: £3.3m; year ended 30 June 2020: £7.5m) is included within selling, general and administrative expenses.
During the year ended 31 December 2022, the assets relating to Firefly BioWorks multiplex and assay technology were actively marketed for sale, along with other assets relating to this technology and product range. These assets which included acquired patents, technology and know-how, software, and internally developed technology with a total carrying amount of £15.8m were classified as assets held for sale in May 2022.
During the year ended 31 December 2022, a £0.7m impairment charge was recognized in respect of capitalized software development that will no longer be used in the Group’s ERP implementation project (year ended 31 December 2021: £2.1m impairment charge). These impairment charges are included within selling, general and administrative expenses.

A
further £0.3m impairment charge on internally developed technology was recorded in the year ended 31 December 2022 (£0.6m in the year ended 31 December 2021), relating to certain technology assets. The impairment charge is included within selling, general and administrative expenses.
During the year ended 31 December 2021, an impairment was made of internally developed technology assets relating to the AxioMx business unit, following an assessment of the work performed and costs capitalized to date. Following the review, it was concluded that as a result of changes in the scope and nature of the project to which the costs related, and the corresponding usability of historical work performed, £1.1m of internally developed technology assets were impaired. The impairment charge is included within research and development expenses and is included in exceptional items.
Capital commitments at 31 December 2022 amounted to £2.3m (31 December 2021: £5.4m).
Individually material intangible assets

	Carrying amount £m	Remaining amortization Years
Expedeon CaptSure technology	21.7	13
Expedeon antibody labelling and conjugation technology	14.6	13
Epitomics RabMAb ® technology	8.1	4
Roche licence agreement	5.3	6
BioVision Metabolism Assays & Proteins	77.9	9
ERP System	26.4	9

Assets included within software under construction amounting to £14.7m relate to the Group’s new website platform.